COMMITMENTS AND CONTINGENCY (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCY [Abstract]
Schedule of minimum rental payments under certain operating leases, relating to the rental of office premises
Year ending December 31,
2015	$1,611,000
2016	1,047,000
2017	553,000
2018	249,000
2019	14,000
2020 and thereafter	4,000
$3,478,000

Schedule of payments under future minimum purchase commitments under agreements to pay media costs
Year ending December 31,
2015	$43,710,000
2016	18,603,000
2017	13,828,000
2018	9,177,000
2019	8,586,000
2020 and thereafter	12,329,000
$106,233,000